Stock-Based Compensation Expense included in Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Share Based Compensation [Line Items]
Selling, general and administrative expense	$ 13,904	$ 12,282	$ 10,030
Income tax expense (benefit)	(4,921)	(4,337)	(3,538)
Total stock-based compensation cost	$ 8,983	$ 7,945	$ 6,492